Amendment dated February 19, 2009

Appendix to Prospectus of John Hancock Funds III dated July 1, 2008
John Hancock Global Shareholder Yield Fund — Class A, B and C shares

Related Performance Information
Historical Performance of the EPOCH Global Equity Shareholder Yield Fund & Global Equity
Shareholder Yield Composite

The John Hancock Global Shareholder Yield Fund commenced operations on March 1, 2007, and as such, performance information for this fund is not presented in the prospectus. The fund is subadvised by the same investment adviser, EPOCH Investment Partners, Inc. (“EPOCH”), as the EPOCH Global Equity Shareholder Yield Fund (the “EPOCH fund”), a series of The World Funds, Inc., and has the same portfolio manager(s) and is managed in a substantially similar investment style and strategy as the EPOCH fund and the Global Equity Shareholder Yield Composite (the “Composite”). Both the fund and EPOCH fund invest at least 80% of their net assets in equity securities of dividend paying companies located throughout the world. The funds generally invest in companies with a market capitalization of $250 million or greater. The Composite is comprised of one registered investment company, the EPOCH fund, and one separate account, both of which have substantially the same investment objective, policies and restrictions as the fund. For August and December of 2006, due to EPOCH’s cash flow policies, the performance presented in the Composite for these months just includes the separate account’s performance. The performance presented in the Composite has been generated on a performance asset-weighted basis and includes the reinvestment of dividends and interest.

This Appendix presents historical performance information for the Class I shares of the EPOCH fund and the Composite as a whole. Because of the similarities among the fund, EPOCH fund and the Composite, this information may help provide an indication of the fund’s risks by showing how a similar fund and Composite have performed historically. The performance of the EPOCH fund and Composite, however, is not the performance of the fund, and you should not assume that the fund will have the same performance as the EPOCH fund and/or Composite. The performance of the fund may be greater or less than the performance of the EPOCH fund and/or Composite due to, among other things, the number of the holdings in and composition of the portfolio in the fund, as well as the asset size and cash flow differences among the fund, EPOCH fund and Composite.

Performance information - bar charts and tables - are presented on the following page for the EPOCH fund and Composite that correspond to the fund. The bar charts show how the EPOCH fund and Composite’s total return has varied over the years, and the tables show performance (as compared with a broad-based market index for reference). The past performance of the EPOCH fund and the Composite has been calculated net of expenses. All figures assume dividend reinvestment. The EPOCH fund and Composite performance shown in the bar charts and tables would also be lower if the adviser had not reimbursed certain expenses of the fund during the period shown. A three-year time period does not constitute a market cycle and should not be relied upon as such or be considered indicative of the fund’s performance record or representative of the EPOCH fund or the Composite’s performance record.

The past performance of the EPOCH fund and Composite is no guarantee of future results in managing the fund. The information in this Appendix does not represent the performance of the fund or any predecessor to it.

The Class A, B and C shares of the fund have front-end or deferred sales charges. The Class I shares of the corresponding EPOCH fund do not have such charges. The other expenses of the Class A, B and C shares of the fund, including its Rule 12b-1 fee, are higher than the expenses of the Class I shares of the EPOCH fund. The performance shown in the bar chart and table for the Class I shares of the EPOCH fund would be lower if adjusted to reflect the sales charges and higher expenses of the Class A, B and C shares of the fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

EPOCH: Global Equity Shareholder Yield Fund & Global Equity Shareholder Yield Composite

Corresponding to the John Hancock Global Shareholder Yield Fund

EPOCH Global Equity Shareholder Yield Fund yield as of December 31, 2008 (%)

Dividend Yield: 5.92 SEC Formula Yield: 5.29 S&P Developed BMI Index[1]: 3.90

Net assets of EPOCH Global Equity Shareholder Yield Fund as of December 31, 2008: $314,059,633

EPOCH Global Equity Shareholder Yield Fund total returns (%)

Class I: 4Q ’08, –15.14 Best quarter: 4Q ’06, 10.09 Worst quarter: 4Q ’08, –15.14

2006	2007	2008
25.54	8.28	–32.10

			Since
EPOCH Global Equity Shareholder Yield Fund average annual total returns (%)	1 Year	3 Year	Inception*

for periods ended 12-31-08

Class I (12-27-05)	–32.10	–2.63	–2.76

S&P Developed BMI Index[1]	–41.09	–8.06	–8.15

*	Annualized.

Net assets of Global Equity Shareholder Yield Composite as of December 31, 2008: $878,509,223

Global Equity Shareholder Yield Composite total returns (%)

Composite: 4Q ’08, –15.19 Best quarter: 4Q ’06, 9.85 Worst quarter: 4Q ’08, –15.19

2006	2007	2008
25.60	8.69	–32.25

			Since
Global Equity Shareholder Yield Composite average annual total returns (%)	1 Year	3 Year	Inception*

for periods ended 12-31-08

Composite (12-31-05)	–32.25	–2.57	–2.57

S&P Developed BMI Index[1]	–41.09	−8.06	–8.05

*	Annualized.

EPOCH Global Equity Shareholder Yield Fund was subject to an expense reimbursement during the period shown. The performance shown in the bar chart and table would be lower if the adviser to the fund had not reimbursed certain expenses of the fund during the period shown.

MORNINGSTAR RATINGtm
« « « « «

Overall rating for EPOCH Global Equity Shareholder Yield Fund Class I among 507 world stock funds as of December 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The EPOCH fund (Class I) was rated 5 stars out of 507 world stock funds for the 3-year period ended December 31, 2008, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. Past performance is no guarantee of future results.

The Class A, B, and C shares of the John Hancock Global Shareholder Yield Fund currently do not have Morningstar ratings. Any future ratings assigned to the Class A, B, and C shares of the John Hancock Global Shareholder Yield Fund may be different from the Morningstar Ratingtm for the EPOCH fund (Class I) shares because such ratings will reflect, among other things, the different expenses of the Class A, B, and C shares.

1	S&P Developed BMI Index: The Index is a subset of the Global BMI Index, which is an unmanaged index that reflects the stock markets of over 30 countries and over 9000 securities with values expressed in U.S. dollars. The S&P Developed BMI Index represents the developed markets portion of the broader index.

3200PA 2/09

Amendment dated February 19, 2009

Appendix to Prospectus of John Hancock Funds III dated July 1, 2008
John Hancock Global Shareholder Yield Fund — Class I shares

Related Performance Information
Historical Performance of the EPOCH Global Equity Shareholder Yield Fund & Global Equity
Shareholder Yield Composite

The John Hancock Global Shareholder Yield Fund commenced operations on March 1, 2007, and as such, performance information for this fund is not presented in the prospectus. The fund is subadvised by the same investment adviser, EPOCH Investment Partners, Inc. (“EPOCH”), as the EPOCH Global Equity Shareholder Yield Fund (the “EPOCH fund”), a series of The World Funds, Inc., and has the same portfolio manager(s) and is managed in a substantially similar investment style and strategy as the EPOCH fund and the Global Equity Shareholder Yield Composite (the “Composite”). Both the fund and EPOCH fund invest at least 80% of their net assets in equity securities of dividend paying companies located throughout the world. The funds generally invest in companies with a market capitalization of $250 million or greater. The Composite is comprised of one registered investment company, the EPOCH fund, and one separate account, both of which have substantially the same investment objective, policies and restrictions as the fund. For August and December of 2006, due to EPOCH’s cash flow policies, the performance presented in the Composite for these months just includes the separate account’s performance. The performance presented in the Composite has been generated on a performance asset-weighted basis and includes the reinvestment of dividends and interest.

This Appendix presents historical performance information for the Class I shares of the EPOCH fund and the Composite as a whole. Because of the similarities among the fund, EPOCH fund and the Composite, this information may help provide an indication of the fund’s risks by showing how a similar fund and Composite have performed historically. The performance of the EPOCH fund and Composite, however, is not the performance of the fund, and you should not assume that the fund will have the same performance as the EPOCH fund and/or Composite. The performance of the fund may be greater or less than the performance of the EPOCH fund and/or Composite due to, among other things, the number of the holdings in and composition of the portfolio in the fund, as well as the asset size and cash flow differences among the fund, EPOCH fund and Composite.

Performance information - bar charts and tables - are presented on the following page for the EPOCH fund and Composite that correspond to the fund. The bar charts show how the EPOCH fund and Composite’s total return has varied over the years, and the tables show performance (as compared with a broad-based market index for reference). The past performance of the EPOCH fund and the Composite has been calculated net of expenses. All figures assume dividend reinvestment. The EPOCH fund and Composite performance shown in the bar charts and tables would also be lower if the adviser had not reimbursed certain expenses of the fund during the period shown. A three-year time period does not constitute a market cycle and should not be relied upon as such or be considered indicative of the fund’s performance record or representative of the EPOCH fund or the Composite’s performance record.

The past performance of the EPOCH fund and Composite is no guarantee of future results in managing the fund. The information in this Appendix does not represent the performance of the fund or any predecessor to it.

The Class I shares of the corresponding EPOCH Fund do have similar expenses to the fund. However, the other expenses of the EPOCH Fund are higher than the estimated expenses of the fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

EPOCH: Global Equity Shareholder Yield Fund & Global Equity Shareholder Yield Composite

Corresponding to the John Hancock Global Shareholder Yield Fund

EPOCH Global Equity Shareholder Yield Fund yield as of December 31, 2008 (%)

Dividend Yield: 5.92 SEC Formula Yield: 5.29 S&P Developed BMI Index[1]: 3.90

Net assets of EPOCH Global Equity Shareholder Yield Fund as of December 31, 2008: $314,059,633

EPOCH Global Equity Shareholder Yield Fund total returns (%)

Class I: 4Q ’08, –15.14 Best quarter: 4Q ’06, 10.09 Worst quarter: 4Q ’08, –15.14

2006	2007	2008
25.54	8.28	–32.10

			Since
EPOCH Global Equity Shareholder Yield Fund average annual total returns (%)	1 Year	3 Year	Inception*

for periods ended 12-31-08

Class I (12-27-05)	–32.10	–2.63	–2.76

S&P Developed BMI Index[1]	–41.09	–8.06	–8.15

*	Annualized.

Net assets of Global Equity Shareholder Yield Composite as of December 31, 2008: $878,509,223

Global Equity Shareholder Yield Composite total returns (%)

Composite: 4Q ’08, –15.19 Best quarter: 4Q ’06, 9.85 Worst quarter: 4Q ’08, –15.19

2006	2007	2008
25.60	8.69	–32.25

			Since
Global Equity Shareholder Yield Composite average annual total returns (%)	1 Year	3 Year	Inception*

for periods ended 12-31-08

Composite (12-31-05)	–32.25	–2.57	–2.57

S&P Developed BMI Index[1]	–41.09	−8.06	–8.05

*	Annualized.

EPOCH Global Equity Shareholder Yield Fund was subject to an expense reimbursement during the period shown. The performance shown in the bar chart and table would be lower if the adviser to the fund had not reimbursed certain expenses of the fund during the period shown.

MORNINGSTAR RATINGtm
« « « « «

Overall rating for EPOCH Global Equity Shareholder Yield Fund Class I among 507 world stock funds as of December 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The EPOCH fund (Class I) was rated 5 stars out of 507 world stock funds for the 3-year period ended December 31, 2008, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. Past performance is no guarantee of future results.

The Class I shares of the John Hancock Global Shareholder Yield Fund currently do not have Morningstar ratings. Any future ratings assigned to the Class I shares of the John Hancock Global Shareholder Yield Fund may be different from the Morningstar Ratingtm for the EPOCH fund (Class I) shares because such ratings will reflect, among other things, the different expenses of the Class I shares.

1	S&P Developed BMI Index: The Index is a subset of the Global BMI Index, which is an unmanaged index that reflects the stock markets of over 30 countries and over 9000 securities with values expressed in U.S. dollars. The S&P Developed BMI Index represents the developed markets portion of the broader index.

320IPA 2/09

Amendment dated February 19, 2009

Appendix to Prospectus of John Hancock Funds III dated July 1, 2008
John Hancock Global Shareholder Yield Fund — Class R1 share

Related Performance Information
Historical Performance of the EPOCH Global Equity Shareholder Yield Fund & Global Equity
Shareholder Yield Composite

The John Hancock Global Shareholder Yield Fund commenced operations on March 1, 2007, and as such, performance information for this fund is not presented in the prospectus. The fund is subadvised by the same investment adviser, EPOCH Investment Partners, Inc. (“EPOCH”), as the EPOCH Global Equity Shareholder Yield Fund (the “EPOCH fund”), a series of The World Funds, Inc., and has the same portfolio manager(s) and is managed in a substantially similar investment style and strategy as the EPOCH fund and the Global Equity Shareholder Yield Composite (the “Composite”). Both the fund and EPOCH fund invest at least 80% of their net assets in equity securities of dividend paying companies located throughout the world. The funds generally invest in companies with a market capitalization of $250 million or greater. The Composite is comprised of one registered investment company, the EPOCH fund, and one separate account, both of which have substantially the same investment objective, policies and restrictions as the fund. For August and December of 2006, due to EPOCH’s cash flow policies, the performance presented in the Composite for these months just includes the separate account’s performance. The performance presented in the Composite has been generated on a performance asset-weighted basis and includes the reinvestment of dividends and interest.

This Appendix presents historical performance information for the Class I shares of the EPOCH fund and the Composite as a whole. Because of the similarities among the fund, EPOCH fund and the Composite, this information may help provide an indication of the fund’s risks by showing how a similar fund and Composite have performed historically. The performance of the EPOCH fund and Composite, however, is not the performance of the fund, and you should not assume that the fund will have the same performance as the EPOCH fund and/or Composite. The performance of the fund may be greater or less than the performance of the EPOCH fund and/or Composite due to, among other things, the number of the holdings in and composition of the portfolio in the fund, as well as the asset size and cash flow differences among the fund, EPOCH fund and Composite.

Performance information — bar charts and tables — are presented on the following page for the EPOCH fund and Composite that correspond to the fund. The bar charts show how the EPOCH fund and Composite’s total return has varied over the years, and the tables show performance (as compared with a broad-based market index for reference). The past performance of the EPOCH fund and the Composite has been calculated net of expenses. All figures assume dividend reinvestment. The EPOCH fund and Composite performance shown in the bar charts and tables would also be lower if the adviser had not reimbursed certain expenses of the fund during the period shown. A three-year time period does not constitute a market cycle and should not be relied upon as such or be considered indicative of the fund’s performance record or representative of the EPOCH fund or the Composite’s performance record.

The past performance of the EPOCH fund and Composite is no guarantee of future results in managing the fund. The information in this Appendix does not represent the performance of the fund or any predecessor to it.

The other expenses of the Class R1 shares of the fund, including its Rule 12b-1 fee, are lower than the expenses of the Class I shares of the EPOCH fund. The performance shown in the bar chart and table for the Class I shares of the EPOCH fund could be higher if adjusted to reflect the lower estimated expenses of the Class R1 shares of the fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

EPOCH: Global Equity Shareholder Yield Fund & Global Equity Shareholder Yield Composite

Corresponding to the John Hancock Global Shareholder Yield Fund

EPOCH Global Equity Shareholder Yield Fund yield as of December 31, 2008 (%)

Dividend Yield: 5.92 SEC Formula Yield: 5.29 S&P Developed BMI Index[1]: 3.90

Net assets of EPOCH Global Equity Shareholder Yield Fund as of December 31, 2008: $314,059,633

EPOCH Global Equity Shareholder Yield Fund total returns (%)

Class I: 4Q ’08, –15.14 Best quarter: 4Q ’06, 10.09 Worst quarter: 4Q ’08, –15.14

2006	2007	2008
25.54	8.28	–32.10

			Since
EPOCH Global Equity Shareholder Yield Fund average annual total returns (%)	1 Year	3 Year	Inception*

for periods ended 12-31-08

Class I (12-27-05)	–32.10	–2.63	–2.76

S&P Developed BMI Index[1]	–41.09	–8.06	–8.15

*	Annualized.

Net assets of Global Equity Shareholder Yield Composite as of December 31, 2008: $878,509,223

Global Equity Shareholder Yield Composite total returns (%)

Composite: 4Q ’08, –15.19 Best quarter: 4Q ’06, 9.85 Worst quarter: 4Q ’08, –15.19

2006	2007	2008
25.60	8.69	–32.25

			Since
Global Equity Shareholder Yield Composite average annual total returns (%)	1 Year	3 Year	Inception*

for periods ended 12-31-08

Composite (12-31-05)	–32.25	–2.57	–2.57

S&P Developed BMI Index[1]	–41.09	−8.06	–8.05

*	Annualized.

EPOCH Global Equity Shareholder Yield Fund was subject to an expense reimbursement during the period shown. The performance shown in the bar chart and table would be lower if the adviser to the fund had not reimbursed certain expenses of the fund during the period shown.

MORNINGSTAR RATINGtm
« « « « «

Overall rating for EPOCH Global Equity Shareholder Yield Fund Class I among 507 world stock funds as of December 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The EPOCH fund (Class I) was rated 5 stars out of 507 world stock funds for the 3-year period ended December 31, 2008, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. Past performance is no guarantee of future results.

The Class R1 shares of the John Hancock Global Shareholder Yield Fund currently do not have Morningstar ratings. Any future ratings assigned to the Class R1 shares of the John Hancock Global Shareholder Yield Fund may be different from the Morningstar Ratingtm for the EPOCH fund (Class I) shares because such ratings will reflect, among other things, the different expenses of the Class R1 shares.

1	S&P Developed BMI Index: The Index is a subset of the Global BMI Index, which is an unmanaged index that reflects the stock markets of over 30 countries and over 9000 securities with values expressed in U.S. dollars. The S&P Developed BMI Index represents the developed markets portion of the broader index.

320RPA 2/09